Enterprise-wide geographic reporting (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues by geographic area
REVENUES	$ 43,230	$ 200,974	$ 166,701
China [Member]
Revenues by geographic area
REVENUES	41,321	177,836	143,877
Hong Kong [Member]
Revenues by geographic area
Percentage of revenue from geographic area	100.00%	100.00%	99.90%
Unites States [Member]
Revenues by geographic area
Percentage of revenue from geographic area			0.10%
International [Member]
Revenues by geographic area
REVENUES	$ 1,909	$ 23,138	$ 22,824